Financial Instruments - Interest Rate Risk (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments
Cash at banks	€ 130,196	€ 129,854
Interest Rate Risk
Financial Instruments
Increase (decrease) in cash at banks due to reasonably possible increase in risk assumption	411	130
Increase (decrease) in cash at banks due to reasonably possible decrease in risk assumption	411	130
Cash at banks	€ 82,128	€ 130,000
Percentage hypothetical reasonable increase or decrease in basis points	0.50%	0.10%